Provisions	12 Months Ended
Dec. 31, 2022
Provisions [Abstract]
Provisions

Note 14 — Provisions

The balance represents the termination benefits for directors of Brera Milano. Provisions for termination benefits for directors are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. The former director of Brera Milano, Marco Sala, agreed to waive the entitled provision upon his resignation as director of Brera Milano in 2022.